UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22657

PSG CAPITAL MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

8161 Maple Lawn Boulevard

Suite 400

Maple Lawn, MD  20759

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (301) 543-6000

Paracorp Incorporated

2140 S. Dupont Highway

Camden, DE  19934

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, Ohio  43215

Date of fiscal year end: March 31st

Date of reporting period: June 30, 2018

ITEM 1. SCHEDULE OF INVESTMENTS.

	PSG Tactical Growth Fund
	Schedule of Investments
	June 30, 2018 (Unaudited)

Shares		Value

COMMON STOCK - 47.12%

Banks - 0.96%
13,251	Sberbank Pjsc ADR	$190,218

Cable & Other Pay Television Services - 0.79%
4,385	SoftBank Corp. ADR *	156,325

Computer Communications Equipment - 1.42%
6,494	Cisco Systems, Inc.	279,437

Construction, Mining & Materials Handling Machinery & Equipment - 0.96%
1,006	Apergy Corp. *	42,000
2,013	Dover Corp.	147,352
		189352
Crude Petroleum & Natural Gas - 0.70%
119	California Resources Corp. *	5,407
2,413	Total SA ADR	146,131
		151,538
Dolls & Stuffed Toys - 0.55%
6,626	Mattel, Inc.	108,799

Electric Services - 0.74%
6,147	Vistra Energy Corp. *	145,438

Electronic & Other Electrical Equipment (No Computer Equipment) - 0.69%
10,007	General Electric Co.	136,195

Electronic Computers - 1.84%
1,962	Apple, Inc. (a) (b)	363,186

Fire, Marine & Casualty Insurance - 5.52%
529	Alleghany Corp. *	304,159
6858	American Intl Group, Inc. (a)	363,611
401	Fairfax Financial Holdings Ltd. (Canada) *	224,785
4,087	Loews Corp.	197,320
		1,089,875
Food & Kindred Products - 1.82%
8,743	Mondelez International, Inc.	358,463

Gold & Silver Ores - 0.77%
2,209	Agnico Eagle Mines Ltd. (Canada)	101,238
6,757	First Majestic Silver Corp. *	51,556
		152,794
Insurance Agents, Brokers & Services - 1.60%
292	Markel Corp. *	316,630

Life Insurance - 0.96%
4,728	Brighthouse Financial, Inc. *	189,451

Mineral Royalty Traders - 0.77%
1,644	Royal Gold, Inc.	152,629

Motor Vehicles & Passenger Car Bodies - 1.77%
9,385	General Motor Co.	369,769

Motor Vehicle Parts & Accessories - 0.84%
1,148	Honeywell International, Inc.	165,369

National Commercial Banks - 5.34%
6,557	Bank of America Corp.	184,842
8,470	Citigroup, Inc.	566,812
5,445	Wells Fargo & Co.	301,871
		1,053,525
Natural Gas Transmission - 1.62%
12,222	Kinder Morgan, Inc.	215,963
2,089	Targa Resources Corp.	103,385
		319,348
Operative Builders - 0.93%
4,466	DR Horton, Inc.	$183,106

Petroleum Refining - 3.05%
9,497	BP PLC. ADR	433,633
1,498	Phillips 66	168,240
		601,873
Pharmaceutical Preparations - 3.04%
2,537	Allergan PLC. (Ireland)	422,969
4,914	Mylan N.V. (United Kingdom) *	177,592
		600,561
Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.14%
3,397	DowDuPont, Inc.	223,930

Radio & TV Broadcasting & Communications Equipment - 1.11%
3,903	QUALCOMM, Inc.	219,036

Retail-Auto Dealers & Gasoline Stations - 1.01%
2,726	CarMax, Inc. *	198,643

Security Brokers, Dealers & Flotation Companies - 1.49%
12,951	Jefferies Financial Group, Inc.	294,506

Semiconductors & Related Devices - 1.22%
4,854	Intel Corp.	241,292

Services-Business Services, Nec - 1.67%
945	Alliance Data Systems Corp.	220,374
5,377	The Western Union Co.	109,314
		329,688
Services - Prepackaged Software - 1.17%
9,236	Box, Inc. *	230,807

Surgical & Medical Instruments & Apparatus - 1.44%
3,856	Baxter International, Inc.	284,727

TOTAL COMMON STOCKS (Cost $7,000,836) - 47.12%		9,296,510

CLOSED-END MUTUAL FUNDS AND BUSINESS DEVELOPMENT COMPANIES - 8.08%
10,422	AllianceBernstein Global High Income Fund	120,270
7,316	BlackRock Investment Quality Municipal Trust, Inc.	102936
4,864	BlackRock Multi-Sector Income	83,126
7,752	BlackRock Municipal Income Trust	99,923
11,360	BlackRock MuniVest Fund, Inc.	99,514
12,542	Eaton Vance Limited Duration Income Fund	157,778
5,650	Eaton Vance Municipal Income Trust	66,896
5,400	Flaherty & Crumrine Preferred Securities Income Fund, Inc.	102,168
12,800	FS Investment Corp.	94,080
4,034	John Hancock Preferred Income Fund II	86,045
18,762	Nuveen Preferred Income Opportunities Fund	175,049
7,590	Nuveen Quality Municipal Income Fund	100,947
8,946	PIMCO Dynamic Credit and Mortgage Fund, Inc.	210,857
2,948	PIMCO Dynamic Income Fund	93,953
TOTAL CLOSED-END MUTUAL FUNDS AND BUSINESS DEVELOPMENT COMPANIES (Cost $1,518,578) - 8.08%		1,593,542

CORPORATE BONDS - 1.25%

Bituminous Coal & Lignite Surface Mining - 0.64%
125,000	Consol Energy, Inc. 5.875%, 04/15/22	125,649

Crude Petroleum & Natural Gas - 0.23%
43,000	Chesapeake Energy Corp. 8.00%, 12/15/22	45,137

Radio Broadcasting Stations - 0.38%
50,000	iHeart Communications, Inc. 9.00%, 03/01/21	37,750
50,000	iHeart Communications, Inc. 9.00%, 12/15/19	37,875

		75,625

TOTAL CORPORATE BONDS (Cost $282,316) - 1.25%		246,411

GOVERNMENT BOND - 0.79%

Sovereigns - 0.79%
3,100,000(c)	Mexico Bonos de Desarrollo del Gobierno Federal Fix Rate 8.50%, 12/13/18	156,009

TOTAL GOVERNMENT BONDS (Cost $172,134) - 0.79%		156,009

EXCHANGE TRADED FUNDS - 20.03%
23,154	Alerian MLP ETF *	233,855
4,882	iShares MSCI Brazil ETF	156,468
14,412	iShares MSCI Emerging Markets ETF	624,472
3,417	iShares MSCI Emerging Markets Small-Cap ETF	163,128
5,989	iShares MSCI Frontier 100 ETF	172,543
7,445	iShares MSCI Hong Kong ETF	180,243
6,659	iShares MSCI India ETF	221,678
3,203	iShares MSCI Japan Index ETF	185,486
2,518	iShares MSCI Japan Small-Cap	196,379
3,329	iShares MSCI Mexico ETF	156,929
2,513	iShares MSCI Philippines ETF	75,767
2,500	iShares MSCI Taiwan ETF *	90,000
8,362	Market Vectors Russia ETF *	177,609
6,178	SPDR Gold Shares *	733,020
1,623	SPDR S&P Regional Banking ETF	99,003
12,070	VanEck Vectors Junior Gold Miners ETF *	394,689
1,687	WisdomTree Japan Hedged Equity Fund	91,064
TOTAL EXCHANGE TRADED FUNDS (Cost $3,821,481) - 20.03%		3,952,333

EXCHANGE TRADED NOTES - 1.49%
4,100	JPMorgan Cushing 30 MLP Index ETN	75,319
8,217	JPMorgan Alerian MLP ETN	218,408
TOTAL EXCHANGE TRADED NOTES (Cost $334,640) - 1.49%		293,727

LIMITED PARTNERSHIPS - 1.64%

Natural Gas Transmission - 0.55%
3,908	Enterprise Products Partners, LP.	108,134

Pipe Lines (No Natural Gas) - 1.09%
4,563	Plains All American Pipeline, L.P.	107,869
4,461	Plains GP Holdings. L.P.	106,663
		214,532

TOTAL LIMITED PARTNERSHIPS (Cost $291,936) - 1.64%		322,666

PREFERRED STOCKS - 9.74%

Electric Services - 0.25%
1,980	PPL Capital Funding, Inc., Series B, 5.90%, 4/30/73	50,213

Energy - 0.22%
1,780	NGL Energy Partners LP Series B 9.00%, Perpetual	43,824

Life Insurance - 0.44%
3,340	Aegon N.V., 6.375%, Perpetual	86,807

National Commercial Banks - 4.20%
143	Bank of America Corp. 7.25%, Perpetual	178,821
1,764	BB&T Corp., 5.20%, 6/01/18	44,188
4,338	First Horizon National Corp. Series A, 6.20%, 4/10/18	109,101
312	Wells Fargo & Co. PFD, Series L, 7.50%, Perpetual	392,808
2,943	Wells Fargo & Co. PFD, Series J, 8.00%, Perpetual	75,635
1,050	Zions Bancorp PFD, Series G, 6.30%, 3/15/23	28,329
		828,882
Real Estate Investment Trusts - 4.62%
8,322	AGNC Investment Corp., 7.75%, 12/31/49	213,626
3,315	Colony NorthStar, Inc. Series D, 8.50%, 4/10/18	83,770
364	Kim Realty Corp., 5.25%, 12/20/2022	8,179
1,830	National Storage Affiliates Trust, 6.00%, 10/11/22	45,036
22,292	Vereit, Inc., Series F, 6.70%, 1/3/19	559,975
		910,586
State Commercial Banks - 0.00%
23	GMAC Capital Trust I, 8.1275%, 2/15/2040	605

TOTAL PREFERRED STOCKS (Cost $1,878,391) - 9.74%		1,920,917

REAL ESTATE INVESTMENT TRUSTS - 2.77%
1,323	American Tower Corp.	$190,737
5,500	Annaly Capital Management, Inc.	56,595
8,620	Braemar Hotels & Resorts, Inc.	98,440
26,940	Vereit, Inc.	200,434
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $464,031) - 2.77%		546,206

CALL OPTIONS *- 0.30%
	Citigroup, Inc.
7,500	July 2018 Call @62.50	39,000

	Intel Corp.
8,000	July 2018 Call @ $50.50	8,000

	iShares MSCI Emerging Markets
14000	August 2018 Call @ $44.00	13,020

TOTAL FOR CALL OPTIONS (Cost $60,939) - 0.30%		60,020

MONEY MARKET FUND - 6.59%
1,293,602	Fidelity Institutional Treasury Only Money Market Class I 1.58% (b) **	1,293,602
TOTAL MONEY MARKET FUND (Cost $1,293,602) - 6.56%		1,293,602

TOTAL INVESTMENTS (Cost $18,057,944) *** - 99.76%		19,681,943

ASSETS IN EXCESS OF OTHER LIABILITIES - 4.23%		835,153

INVESTMENTS IN OPTIONS WRITTEN, AT VALUE (Premiums Received $3,242) - 0.01%		(2,950)

INVESTMENTS IN SECURITIES SOLD SHORT, AT VALUE (Proceeds $245,618) - 1.92%		(377,950)

INVESTMENTS IN EXCHANGE TRADED FUNDS SOLD SHORT, AT VALUE (Proceeds $389,995) - 2.06%		(407,278)

NET ASSETS - 100.00%		$19,728,918

ADR - American Depositary Receipt
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2018.

*** At June 30, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $18,057,944, amounted to $1,425,261 which consisted of aggregate gross unrealized appreciation of $2,346,523 and aggregate gross unrealized depreciation of $921,262.

(a) All or a portion of this security is held as collateral for securities sold short.
(b) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

	PSG Tactical Growth Fund
	Schedule of Securities Sold Short
	June 30, 2018 (Unaudited)

CALL OPTIONS WRITTEN *

Contracts	Underlying Security

	Apple, Inc.
1000	August 2018 Call @$192.50	2,950

TOTAL WRITTEN OPTIONS (Premium Received $3,242)		$2,950

COMMON STOCKS *

Motor Vehicles & Passenger Car Bodies
300	Tesla Motors, Inc. *	102,885

Services-Business Services
1087	Stamps.com, Inc. *	275,065

TOTAL SECURITIES SOLD SHORT (Proceeds $245,618)		$377,950

EXCHANGE TRADED FUNDS *
2,285	Ishares PHLX Semiconductor ETF	407,278

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $389,995)		$407,278

1. SECURITY TRANSACTIONS

At June 30, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $18,057,944, amounted to $1,425,261 which consisted of aggregate gross unrealized appreciation of $2,346,523 and aggregate gross unrealized depreciation of $921,262.

2. SECURITIES VALUATIONS

All investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$9,296,510	$0	$0	$9,296,510
Closed End Funds	$1,593,542	$0	$0	$1,593,542
Corporate Bonds	$0	$246,411	$0	$246,411
Government Bond		$156,009
Exchange Traded Funds	$3,952,333		$0	$3,952,333

Exchange Traded Notes	$293,727	$0	$0	$293,727
Limited Partnership	$322,666
Preferred Stocks	$1,920,917	$0	$0	$1,920,917
Real Estate Investment Trusts	$546,206		$0	$546,206
Call Options	$60,020
Cash Equivalents	$1,293,602	$0	$0	$1,293,602
Total	$19,279,523	$402,420	$0	$19,143,248

Valuation Inputs of Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$377,950	$0	$0	$377,950
Exchange Traded Funds	$407,278	$0	$0	$407,278
Call Options Written	$2,950	$0	$0	$2,950
Total	$788,178	$0	$0	$788,178

ITEM 2. CONTROLS AND PROCEDURES.

a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PSG CAPITAL MANAGEMENT TRUST

By:

/s/ Robert H. Carson

Robert H. Carson

Trustee, President and Principal Executive Officer

Date August 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Jonathan V. Gordani

Jonathan V. Gordani

Trustee, Treasurer and Principal Financial Officer

Date August 24, 2018